Accruals and other current liabilities	12 Months Ended
Dec. 31, 2014
Accruals and other current liabilities [Abstract]
Accruals and other current liabilities
13.	Accruals and other current liabilities

	As of December 31,
	2013	2014
	RMB'000	RMB'000

Accrued salaries and welfare	4,991	17,334
Business and other taxes payables (i)	14,191	12,473
Legal and professional fee (ii)	—	13,226
Government subsidies	780	230
Others	838	4,023
Total	20,800	47,286

(i):	Other business and other tax payables include business taxes, value-added taxes and withholding taxes for the content fees paid/payable to the overseas game developers.
(ii):
Legal and professional fee include unpaid IPO offering costs and other professional service fees, such as legal consultation service fees, audit service fee, etc. for the purpose of year end annual reporting.